5. Equity Method Investment: Equity Method Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Details
EQUITY METHOD INVESTMENTS	$ 26,059,579	[1]	$ 10,211,635	[1]
Equity Method Investment, Partnership assets	104,677,496		88,602,340
Equity Method Investment, Partnership liabilities	2,667,002		2,873,918
Equity Method Investment, Partnership Net Income	$ 4,560,544		$ 7,983,103

[1]	Note 5.